Commitments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Commitments
39	COMMITMENTS

(a)	Capital commitments

The Group had the following capital commitments relating to property development projects and investments:

	As at 31 December 2018	As at 31 December 2017
	RMB million	RMB million
Contracted, but not provided for
Investments	81,217	86,582
Property, plant and equipment	4,930	5,202

Total	86,147	91,784

(b)	Operating lease commitments - as lessee

The future minimum lease payments under non-cancellable operating leases are as follows:

	As at 31 December 2018	As at 31 December 2017
	RMB million	RMB million
Not later than one year	1,049	784
Later than one year but not later than five years	1,373	1,101
Later than five years	52	44

Total	2,474	1,929

The operating lease payments charged to profit before income tax for the year ended 31 December 2018 were RMB1,444 million (2017: RMB1,204 million).

(c)	Operating lease commitments - as lessor

The future minimum rentals receivable under non-cancellable operating leases are as follows:

	As at 31 December 2018	As at 31 December 2017
	RMB million	RMB million
Not later than one year	530	254
Later than one year but not later than five years	1,306	411
Later than five years	300	76

Total	2,136	741